Financial Instruments (Details Narrative) $ in Millions	9 Months Ended
Aug. 31, 2022 USD ($)
Financial Instruments
Foreign exchange risk movement in currency percentage	10.00%
Foreign exchange rate loss and other comprehensive loss amount affected	$ 1.0
Comperhensive loss	$ 0.1